Investments In Unconsolidated Affiliates (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Feb. 24, 2023	Nov. 25, 2022	Aug. 26, 2022	May 27, 2022	Feb. 25, 2022	Nov. 26, 2021	Aug. 27, 2021	May 28, 2021	Feb. 24, 2023	Feb. 25, 2022	Feb. 26, 2021
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	$ 41.6				$ 43.6				$ 41.6	$ 43.6
Investments and Other Noncurrent Assets	9.5				9.5				9.5	9.5
Investments in unconsolidated affiliates	51.1				53.1				51.1	53.1
Equity in income of unconsolidated affiliates									12.5	7.8	$ 9.3
Equity Method Investment, Summarized Financial Information, Current Assets	884.0				959.2				884.0	959.2
Total assets	2,202.8				2,261.0				2,202.8	2,261.0	2,354.0
Equity Method Investment, Summarized Financial Information, Current Liabilities	603.3				567.2				603.3	567.2
Equity Method Investment, Summarized Financial Information, Noncurrent Liabilities	773.3				841.6				773.3	841.6
Equity Method Investment, Summarized Financial Information, Liabilities	1,376.6				1,408.8				1,376.6	1,408.8
Revenue	801.7	$ 826.9	$ 863.3	$ 740.7	753.1	$ 738.2	$ 724.8	$ 556.6	3,232.6	2,772.7	2,596.2
Gross profit	239.2	$ 237.8	$ 250.8	$ 191.6	196.4	$ 203.6	$ 206.8	$ 154.7	919.4	761.5	762.8
Dividends received from unconsolidated affiliates									7.8	5.5	8.1
Sales to unconsolidated affiliates									259.5	194.2	201.5
Amount due from unconsolidated affiliates	22.5				12.9				22.5	12.9	6.4
Combined accounts of our equity method investments in unconsolidated affiliates
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Summarized Financial Information, Current Assets	169.1				211.7				169.1	211.7
Equity Method Investment, Summarized Financial Information, Noncurrent Assets	79.0				146.4				79.0	146.4
Total assets	248.1				358.1				248.1	358.1
Equity Method Investment, Summarized Financial Information, Current Liabilities	107.2				162.9				107.2	162.9
Equity Method Investment, Summarized Financial Information, Noncurrent Liabilities	18.0				29.6				18.0	29.6
Equity Method Investment, Summarized Financial Information, Liabilities	125.2				192.5				125.2	192.5
Revenue									755.3	578.6	695.4
Gross profit									174.8	177.8	204.9
Equity Method Investment, Summarized Financial Information, Income (Loss) before income tax									39.0	53.0	37.8
Equity Method Investment, Summarized Financial Information, Net Income (Loss)									37.5	47.8	35.6
Equity Method Investee, Total Dealers [Member]
Schedule of Equity Method Investments [Line Items]
Equity in income of unconsolidated affiliates									9.7	6.2	8.0
Equity Method Investee, Manufacturing Joint Ventures [Member]
Schedule of Equity Method Investments [Line Items]
Equity in income of unconsolidated affiliates									2.7	0.3	0.7
Equity Method Investee, Other [Member]
Schedule of Equity Method Investments [Line Items]
Equity in income of unconsolidated affiliates									0.1	1.3	$ 0.6
Equity Method Investee, Total Dealers [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	$ 32.2				$ 29.6				$ 32.2	$ 29.6
Equity Method Investee, Total Dealers [Member] | Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	25.00%				25.00%				25.00%	25.00%
Equity Method Investee, Total Dealers [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	40.00%				40.00%				40.00%	40.00%
Equity Method Investee, Manufacturing Joint Ventures [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	$ 9.4				$ 7.3				$ 9.4	$ 7.3
Equity Method Investment, Ownership Percentage	49.00%				49.00%				49.00%	49.00%
Equity Method Investee, Other [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	$ 0.0				$ 6.7				$ 0.0	$ 6.7
Equity Method Investment, Ownership Percentage	0.00%				5.00%				0.00%	5.00%
Equity Method Investee, Other [Member] | Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	0.00%				5.00%				0.00%	5.00%
Equity Method Investee, Other [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	0.00%				5.00%				0.00%	5.00%
Cost Method Investee, Total Dealers [Member] [Member]
Schedule of Equity Method Investments [Line Items]
Investments and Other Noncurrent Assets	$ 5.8				$ 5.8				$ 5.8	$ 5.8
Cost Method Investee, Total Dealers [Member] [Member] | Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	1.00%				1.00%				1.00%	1.00%
Cost Method Investee, Total Dealers [Member] [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	10.00%				10.00%				10.00%	10.00%
Cost Method Investee, Other [Member]
Schedule of Equity Method Investments [Line Items]
Investments and Other Noncurrent Assets	$ 3.7				$ 3.7				$ 3.7	$ 3.7
Cost Method Investee, Other [Member] | Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	1.00%				1.00%				1.00%	1.00%
Cost Method Investee, Other [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	10.00%				10.00%				10.00%	10.00%